Regulatory matters	12 Months Ended
Dec. 31, 2015
Regulated Operations [Abstract]
Regulatory matters
Regulatory matters
The Company’s regulated utility operating companies are subject to regulation by the public utility commissions of the states in which they operate. The respective public utility commissions have jurisdiction with respect to rate, service, accounting policies, issuance of securities, acquisitions and other matters. These utilities operate under cost-of-service regulation as administered by these state authorities. The Company’s regulated utility operating companies are accounted for under the principles of ASC 980. Under ASC 980, regulatory assets and liabilities that would not be recorded under U.S. GAAP for non-regulated entities are recorded to the extent that they represent probable future revenue or expenses associated with certain charges or credits that will be recovered from or refunded to customers through the rate-setting process.
At any given time, the Company can have several regulatory proceedings underway. The financial effects of these proceedings are reflected in the consolidated financial statements based on regulatory approval obtained to the extent that there is a financial impact during the applicable reporting period.
On February 18, 2016, the Georgia Public Service Commission approved a Final Order for the Peach State Gas System of a U.S.$2,725 revenue increase effective March 1, 2016.
On February 10, 2016, the New England Gas System received a Final Order from the Massachusetts Department of Public Utilities approving an annual revenue increase of U.S.$7,800 effective March 1, 2016.
On June 26, 2015, the EnergyNorth Gas System received a Final Order from the New Hampshire Public Utility Commission approving a settlement agreement allowing for a U.S.$12,400 revenue increase effective July 1, 2015.
On March 12, 2015, the Pine Bluff Water System received a Final Order from the Arkansas Public Service Commission approving a revenue increase of U.S.$1,087 effective March 15, 2015.
On February 11, 2015, the Midstates Gas System received a Final Order from the Illinois Commerce Commission approving a rate increase of U.S.$4,625 effective February 20, 2015.
On March 17, 2014, the Granite State Electric System received a Final Order from the New Hampshire Public Utilities Commission approving a rate increase of U.S.$10,875 consisting of U.S.$9,760 in base rates and an additional U.S.$1,115 for incremental capital expended after the test year.  In addition, the Order allows for a one time recovery of rate case expenses of  U.S.$390.  The new rates were effective as of April 1, 2014 for services rendered on and after July 1, 2013.
On April 18, 2014, the LPSCo Water System received a Final Order from the Arizona Corporation Commission approving a rate increase of U.S.$1,767 in connection with its rate application filed on February 28, 2013. The new rates became effective on May 1, 2014.
In May 2014, the Peach State Gas System received a Final Order from the Georgia Public Service approving an annual revenue increase of U.S.$3,235 in connection with its annual GRAM filing on October 1, 2013.  The new rates were effective as of June 1, 2014 for services rendered on and after February 1, 2014.
On December 3, 2014, the Midstates Gas System received a Final Order from the Missouri Public Service Commission approving a rate increase of U.S.$4,868 effective January 2, 2015.
On December 4, 2014, the Peach State Gas System received a Final Order from the Georgia Public Service approving an annual revenue increase of U.S.$3,680 in connection with its annual GRAM filing on October 1, 2014.  The new rates are effective as of February 1, 2015.

7.	Regulatory matters (continued)
Regulatory assets and liabilities consist of the following:

	2015	2014
Regulatory assets
Environmental remediation (a)	$116,747	$102,735
Pension and post-employment benefits (b)	69,537	63,512
Commodity costs adjustment (c)	7,643	41,502
Rate case costs (d)	6,535	4,161
Rate adjustment mechanism (e)	14,804	6,207
Other	30,049	29,155
Total regulatory assets	$245,315	$247,272
Less current regulatory assets	(32,213)	(61,645)
Non-current regulatory assets	$213,102	$185,627

Regulatory liabilities
Cost of removal (f)	$107,988	$78,013
Rate-base offset (g)	24,984	23,427
Commodity costs adjustment (c)	32,423	10,389
Other	9,952	9,927
Total regulatory liabilities	$175,347	$121,756
Less current regulatory liabilities	(44,167)	(20,590)
Non-current regulatory liabilities	$131,180	$101,166

(a)	Environmental remediation
Actual expenditures incurred for the clean-up of certain former gas manufacturing facilities (note 13(b)) are recovered through rates over a period of 7 years and are subject to an annual cap.

(b)	Pension and post-employment benefits
As part of certain business acquisitions, the regulators authorized a regulatory asset or liability being set up for the amounts of pension and post-employment benefits that have not yet been recognized in net periodic cost and were presented as AOCI prior to the acquisition. An amount of $32,313 relates to a recent acquisition and was authorized for recognition as an asset by the regulator. Recovery is anticipated to be approved in a final rate order to be received on completion of the next general rate case. The balance is recovered through rates over the future services years of the employees at the time the regulatory asset was set up (an average of 10 years) or consistent with the treatment of OCI under ASC 712 Compensation Non-retirement Post-employment Benefits and ASC 715 Compensation Retirement Benefits before the transfer to regulatory asset occurred.

(c)	Commodity costs adjustment
The revenue of the electric and natural gas utilities includes a component which is designed to recover the cost of electricity or natural gas through rates charged to customers. Under deferred energy accounting, to the extent actual natural gas and purchased power costs differ from natural gas and purchased power costs recoverable through current rates, that difference is not recorded on the consolidated statements of operations but rather is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets. These differences are reflected in adjustments to rates and recorded as an adjustment to cost of natural gas or electricity in future periods, subject to regulatory review. Derivatives are often utilized to manage the price risk associated with natural gas purchasing activities in accordance with the expectations of state regulators. The gains and losses associated with these derivatives (note 24(b)(i)) are recoverable through the commodity costs adjustment.

7.	Regulatory matters (continued)

(d)	Rate case costs
The costs to file, prosecute and defend rate case applications are referred to as rate case costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.

(e)	Rate adjustment mechanism
Revenue for Calpeco Electric System, Peach State Gas System and New England Gas Systems are subject to a revenue decoupling mechanism approved by their respective regulator which require charging approved annual delivery revenue on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers. In addition, retroactive rate adjustments for services rendered but collected over a period not exceeding 24 months is accrued upon approval of the Final Order.

(f)	Cost of removal
The regulatory liability for cost of removal represents amounts that have been collected from ratepayers for costs that are expected to be incurred in the future to retire the utility plant.

(g)	Rate-base offset
The regulators imposed a rate-base offset that would reduce the revenue requirement at future rate proceedings. The rate-base offset declines on a straight-line basis over a period of ten years.
As recovery of regulatory assets is subject to regulatory approval, if there were any changes in regulatory positions that indicate recovery is not probable, the related cost would be charged to earnings in the period of such determination. The Company earns carrying charges on the regulatory balances related to commodity cost adjustment and rate case costs.